Restricted A-Share Incentive Scheme	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Restricted A-Share Incentive Scheme
45.	RESTRICTED A-SHARE INCENTIVE SCHEME
Pursuant to the share incentive scheme of A Share Company (“the Restricted
A-Share
Incentive Scheme”), 848 million restricted shares of A Share Company (“Restricted Shares”) were approved for granting to the core employees of the Group, the first batch granted Restricted Shares of 793,861,000 and second batch granted Restricted Shares of 13,156,000 were subscribed by them (“the Participants”, including certain core employees of the Company’s subsidiaries) on March 21, 2018 and February 1, 2019 (“the Grant Dates”), respectively, with a subscription price of RMB3.79 per share. The fair value of the Restricted Shares granted under the respective Grant Dates is RMB2.34 and RMB1.57 per share, respectively, as determined based on the difference between the market price of A Share Company of RMB6.13 per share and RMB5.36 per share at the respective Grant Dates, and the subscription price of RMB3.79 per share.
The Restricted Shares are subject to various
lock-up
periods (the
“Lock-Up
Period”) of approximately 2 years, 3 years and 4 years, respectively, immediately from the Grant Date. During the
Lock-up
Period, these shares are not transferrable, nor subject to any guarantee or indemnity. The Restricted Shares shall be unlocked (or repurchased and canceled by the A Share Company) separately in three tranches in proportion of 40%, 30% and 30% of the total number of the Restricted Shares granted upon the expiry of each of the
Lock-Up
period.
Subject to fulfilment of all service and performance conditions under the Restricted
A-Share
Incentive Scheme which include the achievement of certain revenue and profit targets of the A Share Company and the Participants’ individual performance appraisal (collectively referred to as “vesting conditions”), the restriction over the Restricted Shares will be removed after the expiry of the corresponding lock-up
period for each tranche and the Participants will be fully entitled to these incentive shares. If the vesting conditions are not fulfilled and hence the Restricted Shares cannot be unlocked, the A Share Company shall repurchase the Restricted Shares at the respective subscription price from the Participants.
During the year ended December 31, 2019, Restricted Shares of 7,262,000 were forfeited and repurchased (2018: Nil).
For the year ended December 31, 2019, the Group recognized share-based payment expenses and other reserve of RMB571 million during the year under the Restricted
A-Share
Incentive Scheme (2018:RMB614 million).